Equity Income Portfolio
Schedule of Investments (unaudited)
As of March 31, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (95.7%)
Communication Services (4.9%)
Comcast Corp. Class A	960,002	51,946
Verizon Communications Inc.	678,127	39,433
AT&T Inc.	323,224	9,784
Lumen Technologies Inc.	324,829	4,336
Omnicom Group Inc.	54,598	4,048
Interpublic Group of Cos. Inc.	133,519	3,899
Telephone and Data Systems Inc.	64,102	1,472
TEGNA Inc.	76,577	1,442
		116,360
Consumer Discretionary (5.1%)
Home Depot Inc.	137,121	41,856
McDonald's Corp.	109,151	24,465
Lowe's Cos. Inc.	74,675	14,202
VF Corp.	113,187	9,046
TJX Cos. Inc.	99,895	6,608
H&R Block Inc.	232,070	5,059
Best Buy Co. Inc.	38,690	4,442
Polaris Inc.	32,220	4,301
Target Corp.	20,512	4,063
Big Lots Inc.	57,022	3,895
Newell Brands Inc.	71,388	1,912
Whirlpool Corp.	5,584	1,230
		121,079
Consumer Staples (13.6%)
Procter & Gamble Co.	457,089	61,904
Philip Morris International Inc.	506,884	44,981
PepsiCo Inc.	208,955	29,557
Mondelez International Inc. Class A	501,975	29,381
Coca-Cola Co.	449,192	23,677
Archer-Daniels-Midland Co.	323,222	18,424
Walmart Inc.	115,676	15,712
Unilever plc ADR	276,891	15,459
Kimberly-Clark Corp.	107,900	15,003
Nestle SA ADR	113,800	12,690
Kellogg Co.	193,999	12,280
Altria Group Inc.	197,830	10,121
General Mills Inc.	93,131	5,711
Tyson Foods Inc. Class A	65,966	4,901
Campbell Soup Co.	75,967	3,819
Colgate-Palmolive Co.	46,898	3,697
Conagra Brands Inc.	93,936	3,532
Nu Skin Enterprises Inc. Class A	59,925	3,169

		Shares	Market Value ($000)
	Vector Group Ltd.	131,362	1,833
	Clorox Co.	9,146	1,764
	Weis Markets Inc.	28,916	1,634
	Medifast Inc.	4,355	922
	Spectrum Brands Holdings Inc.	7,904	672
	J M Smucker Co.	3,232	409
	SpartanNash Co.	16,062	315
	Hershey Co.	974	154
			321,721
Energy (5.3%)
	ConocoPhillips	440,508	23,334
	Pioneer Natural Resources Co.	126,698	20,122
[1]	TC Energy Corp.	334,194	15,320
	Phillips 66	181,651	14,812
	Chevron Corp.	119,443	12,517
	Exxon Mobil Corp.	186,465	10,410
	Schlumberger NV	221,306	6,017
	Kinder Morgan Inc.	344,094	5,729
	Halliburton Co.	196,059	4,207
	Williams Cos. Inc.	164,909	3,907
	Targa Resources Corp.	117,728	3,738
	APA Corp.	101,655	1,820
	Devon Energy Corp.	75,211	1,643
	Cimarex Energy Co.	23,112	1,373
			124,949
Financials (20.2%)
	JPMorgan Chase & Co.	543,065	82,671
	Bank of America Corp.	1,824,026	70,572
	MetLife Inc.	631,404	38,383
	Morgan Stanley	434,499	33,743
	BlackRock Inc.	42,757	32,237
	Progressive Corp.	308,942	29,538
	Chubb Ltd.	177,091	27,975
	Truist Financial Corp.	477,876	27,870
	Blackstone Group Inc. Class A	210,184	15,665
	PNC Financial Services Group Inc.	85,849	15,059
	Citigroup Inc.	191,760	13,950
	Wells Fargo & Co.	252,854	9,879
	Travelers Cos. Inc.	44,657	6,716
	Aflac Inc.	122,829	6,286
	U.S. Bancorp	111,152	6,148
	Ally Financial Inc.	124,804	5,642
	FNB Corp.	370,609	4,707
	Jefferies Financial Group Inc.	156,081	4,698
	Navient Corp.	317,883	4,549
	Associated Banc-Corp.	203,323	4,339
	First American Financial Corp.	70,697	4,005
	Unum Group	143,386	3,990
	MGIC Investment Corp.	254,140	3,520
	CNO Financial Group Inc.	122,169	2,967
	First Horizon Corp.	169,250	2,862
	Fifth Third Bancorp	76,129	2,851
	Virtu Financial Inc. Class A	81,005	2,515
	Synchrony Financial	46,838	1,904
	OneMain Holdings Inc.	28,640	1,538
	Old National Bancorp	77,227	1,494
	Mercury General Corp.	22,615	1,375

		Shares	Market Value ($000)
	Fidelity National Financial Inc.	32,800	1,334
	First Financial Bancorp	44,364	1,065
	Hope Bancorp Inc.	66,183	997
	T Rowe Price Group Inc.	5,069	870
	CME Group Inc.	3,240	662
	Columbia Banking System Inc.	13,620	587
	Westamerica BanCorp.	6,766	425
	First Hawaiian Inc.	15,089	413
	New York Community Bancorp Inc.	31,472	397
	PacWest Bancorp	9,693	370
			476,768
Health Care (15.7%)
	Johnson & Johnson	569,538	93,604
	Pfizer Inc.	1,211,718	43,901
	Eli Lilly and Co.	216,029	40,359
	Merck & Co. Inc.	428,929	33,066
	UnitedHealth Group Inc.	79,908	29,731
	Becton Dickinson and Co.	88,900	21,616
	Anthem Inc.	41,200	14,789
	Medtronic plc	121,922	14,403
[1]	AstraZeneca plc ADR	235,690	11,718
	Roche Holding AG	34,887	11,301
	Novartis AG (Registered)	126,100	10,779
	Baxter International Inc.	122,400	10,323
	AbbVie Inc.	72,983	7,898
	Gilead Sciences Inc.	121,258	7,837
	Bristol-Myers Squibb Co.	109,363	6,904
	Cardinal Health Inc.	86,538	5,257
	Amgen Inc.	19,748	4,913
	CVS Health Corp.	40,831	3,072
			371,471
Industrials (10.1%)
	Lockheed Martin Corp.	94,717	34,998
	Raytheon Technologies Corp.	317,059	24,499
	Caterpillar Inc.	101,416	23,515
	Eaton Corp. plc	167,970	23,227
	General Dynamics Corp.	117,681	21,366
	Johnson Controls International plc	312,800	18,665
	Union Pacific Corp.	82,214	18,121
	3M Co.	56,069	10,803
	Honeywell International Inc.	48,226	10,468
	Illinois Tool Works Inc.	37,681	8,347
	Waste Management Inc.	56,400	7,277
	United Parcel Service Inc. Class B	39,489	6,713
	Cummins Inc.	23,455	6,077
	MSC Industrial Direct Co. Inc. Class A	38,535	3,476
	Triton International Ltd.	58,709	3,228
	Ryder System Inc.	38,165	2,887
	Emerson Electric Co.	31,949	2,882
	Steelcase Inc. Class A	173,501	2,497
	ManpowerGroup Inc.	21,093	2,086
	Fastenal Co.	35,252	1,773
	ManTech International Corp. Class A	16,741	1,456
	H&E Equipment Services Inc.	33,211	1,262
	nVent Electric plc	38,087	1,063
	Watsco Inc.	3,323	867

	Shares	Market Value ($000)
McGrath RentCorp.	5,532	446
		237,999
Information Technology (9.5%)
Cisco Systems Inc.	1,223,446	63,264
Corning Inc.	580,572	25,261
TE Connectivity Ltd.	150,572	19,440
Automatic Data Processing Inc.	95,503	17,999
Analog Devices Inc.	92,821	14,395
KLA Corp.	40,139	13,262
Intel Corp.	206,033	13,186
Texas Instruments Inc.	65,230	12,328
QUALCOMM Inc.	92,590	12,276
International Business Machines Corp.	85,846	11,440
HP Inc.	234,542	7,447
Broadcom Inc.	14,515	6,730
ADTRAN Inc.	150,035	2,503
Xperi Holding Corp.	105,726	2,302
Avnet Inc.	53,477	2,220
Seagate Technology plc	12,698	974
		225,027
Materials (3.1%)
Celanese Corp. Class A	127,599	19,116
PPG Industries Inc.	102,526	15,405
Linde plc	25,900	7,256
Dow Inc.	109,478	7,000
Nucor Corp.	74,911	6,013
Commercial Metals Co.	159,823	4,929
Newmont Corp.	61,126	3,684
Sensient Technologies Corp.	45,003	3,510
Steel Dynamics Inc.	31,574	1,603
Worthington Industries Inc.	16,273	1,092
International Paper Co.	15,436	835
Reliance Steel & Aluminum Co.	4,668	711
Cabot Corp.	10,305	540
RPM International Inc.	4,487	412
		72,106
Real Estate (1.0%)
Crown Castle International Corp.	138,456	23,832
Utilities (7.2%)
Dominion Energy Inc.	361,551	27,463
Sempra Energy	197,483	26,182
Exelon Corp.	449,892	19,678
American Electric Power Co. Inc.	195,453	16,555
Duke Energy Corp.	151,623	14,636
Entergy Corp.	117,712	11,709
UGI Corp.	232,364	9,529
DTE Energy Co.	66,500	8,854
AES Corp.	200,396	5,373
NextEra Energy Inc.	69,528	5,257
Evergy Inc.	67,411	4,013
CenterPoint Energy Inc.	171,073	3,875
Southern Co.	59,866	3,721
Vistra Corp.	183,995	3,253
OGE Energy Corp.	81,336	2,632
Hawaiian Electric Industries Inc.	57,786	2,568
National Fuel Gas Co.	26,602	1,330

		Shares	Market Value ($000)
	NRG Energy Inc.	29,054	1,096
	Public Service Enterprise Group Inc.	6,803	410
	Clearway Energy Inc. Class A	14,461	383
			168,517
Total Common Stocks (Cost $1,818,391)			2,259,829
Temporary Cash Investments (5.0%)
Money Market Fund (4.5%)
[2,3]	Vanguard Market Liquidity Fund, 0.081%	1,056,688	105,669
		Face Amount ($000)
Repurchase Agreement (0.5%)
	BNP Paribas Securities Corp. 0.005%, 4/1/21 (Dated 3/31/21, Repurchase Value $11,500,000, collateralized by Government National Mortgage Association 3.500%, 6/20/48–8/20/48, U.S. Treasury Bill 0.000%, 7/20/21–3/24/22 and U.S.Treasury Note/Bond 2.125%, 6/30/21, with a value of $11,730,000)	11,500	11,500
U.S. Government and Agency Obligations (0.0%)
	U.S. Treasury Bill, 0.020%, 8/26/21	250	250
Total Temporary Cash Investments (Cost $117,418)			117,419
Total Investments (100.7%) (Cost $1,935,809)			2,377,248
Other Assets and Liabilities—Net (-0.7%)			(17,260)
Net Assets (100%)			2,359,988
Cost is in $000.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,932,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $19,884,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	465	92,242	803
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,237,749	22,080	—	2,259,829
Temporary Cash Investments	105,669	11,750	—	117,419
Total	2,343,418	33,830	—	2,377,248
Derivative Financial Instruments
Assets
Futures Contracts[1]	803	—	—	803
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.